SIGNIFICANT ACCOUNTING POLICIES - Account receivable concentration of credit risk (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
Concentration of credit risk
Accounts receivables	¥ 682,103	¥ 537,084	$ 98,896
Customer concentration risk | Major Customers | Accounts Receivable
Concentration of credit risk
Accounts receivables	¥ 411,479	¥ 357,285
Concentration risk, percentage	60.30%	66.50%
Customer concentration risk | Company A | Accounts Receivable
Concentration of credit risk
Accounts receivables	¥ 124,319	¥ 87,825
Concentration risk, percentage	18.20%	16.40%
Customer concentration risk | Company B | Accounts Receivable
Concentration of credit risk
Accounts receivables	¥ 287,160	¥ 269,460
Concentration risk, percentage	42.10%	50.10%